Cost of goods sold and services provided (Details)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Inventories at the beginning of the year	$ (7,241,000,000)	$ (6,470,000,000)		$ 62,949,000,000
Purchases and expenses	31,183,000,000	27,230,000,000		4,913,000,000
Currency translation adjustments	15,000,000	(340,000,000)		(20,448,000,000)
Transfers	(432,000,000)	0		(1,082,000,000)
Deconsolidation cogs	0	0		(16,658,000,000)
Disposals	(693)		$ 0	0
Inventories at the end of the year	6,510,000,000	(7,241,000,000)		(6,470,000,000)
Total costs	$ 30,804,000,000	$ 26,119,000,000		$ 23,204,000,000